UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):
Empower Securefoundation
®
Balanced Fund
ANNUAL SHAREHOLDER REPORT
Class L / MXLDX | December 31, 2025
This annual shareholder report contains important information about the

Empower Securefoundation
®
Balanced Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Class L/MXLDX)	$ 90	0.84% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Management’s Discussion
of
Fund Performance
For the 12-month
reporting
period ended December 31, 2025, the Fund returned 12.67%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 13.73% over the same period.
Summary
of
Performance
The Fund invests primarily
in
a mix of underlying index funds in order to achieve returns generally consistent with its composite benchmark. During the period, the allocation to international equities was the largest contributor to performance, while the allocation to fixed income was the largest detractor from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced Fund (Class L/MXLDX)	12.67%	5.32%	7.14%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	13.73%	6.34%	7.91%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 736M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the
investment
makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.84%
Empower S&P 500 ® Index Fund Institutional Class	20.94%
Empower International Index Fund Institutional Class	14.00%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.57%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	8.97%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.69%
ASSET CLASS ALLOCATION

Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS
Empower Securefoundation
®
Balanced Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXCJX | December 31, 2025
This annual shareholder report contains important information about the

Empower Securefoundation
®
Balanced Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Institutional Class/MXCJX)	$ 26	0.24% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Management’s Discussion
of
Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 13.31%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which
returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 13.73% over the same period.
Summary
of
Performance
The Fund invests primarily
in
a mix of underlying index funds in order to achieve returns generally consistent with its composite benchmark. During the period, the allocation to international equities was the largest contributor to performance, while the allocation to fixed income was the largest detractor from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced Fund (Institutional Class/MXCJX)	13.31%	5.97%	7.80%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	13.73%	6.34%	7.91%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 736M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show
the
investment makeup
of
the Fund, representing percentage
of
the total investments

of
the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.84%
Empower S&P 500 ® Index Fund Institutional Class	20.94%
Empower International Index Fund Institutional Class	14.00%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.57%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	8.97%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.69%
ASSET CLASS ALLOCATION

Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS
Empower Securefoundation
®
Balanced Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXSBX
| December 31, 2025
This annual shareholder report contains important information about the

Empower Securefoundation
®
Balanced Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Investor Class/MXSBX)	$ 63	0.59% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Management’s Discussion
of
Fund Performance
For the 12-
month
reporting period ended December 31, 2025, the Fund returned 12.93%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 13.73% over the same period.
Summary
of
Performance
The Fund invests
primarily
in a mix of underlying index funds in order to achieve returns generally consistent with its composite benchmark. During the period, the allocation to international equities was the largest contributor to performance, while the allocation to fixed income was the largest detractor from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced Fund (Investor Class/MXSBX)	12.93%	5.61%	7.44%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	13.73%	6.34%	7.91%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 736M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show
the
investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.84%
Empower S&P 500 ® Index Fund Institutional Class	20.94%
Empower International Index Fund Institutional Class	14.00%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.57%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	8.97%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.69%
ASSET CLASS ALLOCATION

Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS
Empower Securefoundation
®
Balanced Fund
ANNUAL SHAREHOLDER REPORT
Service Class / MXSHX | December 31, 2025
This annual shareholder report contains important information about the

Empower Securefoundation
®
Balanced Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Service Class/MXSHX)	$ 74	0.69% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Management’s Discussion
of
Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 12.79%, as compared to its broad-based securities market index, the
FT
Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 13.73% over the same period.
Summary
of
Performance
The Fund invests primarily
in
a mix of underlying index funds in order to achieve returns generally consistent with its composite benchmark. During the period, the allocation to international equities was the largest contributor to performance, while the allocation to fixed income was the largest detractor from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced Fund (Service Class/MXSHX)	12.79%	5.50%	7.32%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	13.73%	6.34%	7.91%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 736M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.84%
Empower S&P 500 ® Index Fund Institutional Class	20.94%
Empower International Index Fund Institutional Class	14.00%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.57%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	8.97%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.69%
ASSET CLASS ALLOCATION

Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS
Empower Securefoundation
®
Balanced ETF Fund
ANNUAL SHAREHOLDER REPORT
Class A / SFBPX | December 31, 2025
This annual shareholder report contains important information about the

Empower Securefoundation
®
Balanced ETF Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced ETF Fund (Class A/SFBPX)	$ 29	0.27% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.04%).

Management’s Discussion
of
Fund Performance
For the 12-month reporting
period
ended December 31, 2024, the Fund returned 14.50%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 13.81% over the same period.
Summary
of
Performance
The Fund
invests
primarily in a mix of underlying exchange-traded funds in order to achieve returns generally consistent with its composite index. During the period, the allocation to international equities was the largest contributor to performance, while the allocation to fixed income was the largest detractor from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced ETF Fund (Class A/SFBPX)	14.50%	5.91%	7.66%
Empower SecureFoundation ® Balanced ETF Fund (Class A/SFBPX) (a)	8.78%	4.83%	7.11%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	13.81%	6.18%	7.93%
(a)	Reflects 5.00% sales charge
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 17M
Total number of portfolio holdings	8
Total advisory fee paid	$ 0.0M (a)
Portfolio turnover rate as of the end of the reporting period	11%
(a)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the
investment
makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Vanguard Total Bond Market ETF	37.79%
Vanguard S&P 500 ® ETF	19.64%
Vanguard FTSE Developed Markets ETF	13.22%
Vanguard S&P Mid-Cap 400 ® ETF	10.87%
Vanguard Russell 2000 ETF	8.44%
Vanguard FTSE Emerging Markets ETF	4.36%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.48%
Federated Hermes Government Obligations Fund Institutional Class	2.20%
ASSET CLASS ALLOCATION

Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,082,655 for fiscal year 2024 and $812,365 for fiscal year 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $265,941 for fiscal year 2024 and $50,574 for fiscal year 2025. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2024 and $0 for fiscal year 2025.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2024 equaled $2,094,252 and for fiscal year 2025 equaled $1,759,076.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Securefoundation® Balanced Fund	Empower Securefoundation® Balanced ETF Fund
Institutional Class Ticker / MXCJX	Institutional Class Ticker / SFBPX
Investor Class Ticker / MXSBX
Service Class Ticker / MXSHX
Class L Ticker / MXLDX
(the "Fund(s)")
Annual Report
December 31, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND MUTUAL FUNDS
30,967,346	Empower Bond Index Fund Institutional Class(a)	$256,409,621

TOTAL BOND MUTUAL FUNDS — 34.85% (Cost $287,524,694)		$256,409,621
EQUITY MUTUAL FUNDS
7,930,214	Empower International Index Fund Institutional Class(a)	103,013,475
14,568,460	Empower S&P 500® Index Fund Institutional Class(a)	154,134,302
11,670,431	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	85,194,144
11,557,230	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	65,991,781
2,523,096	Fidelity® Emerging Markets Index Fund Institutional Class	34,515,948

TOTAL EQUITY MUTUAL FUNDS — 60.20% (Cost $402,849,587)		$442,849,650
Account Balance		Fair Value
FIXED INTEREST CONTRACT
36,704,737(b)	Empower of America Contract(a) 1.90%(c)	36,704,737

TOTAL FIXED INTEREST CONTRACT — 4.99% (Cost $36,704,737)		$36,704,737
TOTAL INVESTMENTS — 100.04% (Cost $727,079,018)		$735,964,008
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(259,513)
TOTAL NET ASSETS — 100.00%		$735,704,495

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2025. See Notes to the Financial Statements (Note 2) for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
92,218	Vanguard Total Bond Market ETF	$ 6,830,588

TOTAL BOND EXCHANGE TRADED FUNDS — 39.16% (Cost $7,257,037)		$6,830,588
EQUITY EXCHANGE TRADED FUNDS
38,249	Vanguard FTSE Developed Markets ETF	2,389,415
14,652	Vanguard FTSE Emerging Markets ETF	787,691
15,332	Vanguard Russell 2000 ETF(a)	1,525,841
5,661	Vanguard S&P 500® ETF	3,550,183
17,565	Vanguard S&P Mid-Cap 400® ETF(a)	1,963,767

TOTAL EQUITY EXCHANGE TRADED FUNDS — 58.58% (Cost $7,045,548)		$10,216,897
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
628,513	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(b), 3.71%(c)	$ 628,513
397,814	Federated Hermes Government Obligations Fund Institutional Class, 3.63%(c)	397,814
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 5.88% (Cost $1,026,327)		$1,026,327
TOTAL INVESTMENTS — 103.62% (Cost $15,328,912)		$18,073,812
OTHER ASSETS & LIABILITIES, NET — (3.62)%		$(631,463)
TOTAL NET ASSETS — 100.00%		$17,442,349

(a)	All or a portion of the security is on loan as of December 31, 2025.
(b)	Collateral received for securities on loan.
(c)	Rate shown is the 7-day yield as of December 31, 2025.
ETF	Exchange Traded Fund
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower SecureFoundation® Balanced Fund	Empower SecureFoundation® Balanced ETF Fund
ASSETS:
Investments at fair value, affiliated(a)	$701,448,060	$-
Investments at fair value, unaffiliated(b)(c)	34,515,948	18,073,812
Dividends and interest receivable	-	738
Subscriptions receivable	140,685	-
Receivable for investments sold	938,573	-
Total Assets	737,043,266	18,074,550
LIABILITIES:
Payable for distribution fees	40,470	-
Payable for investments purchased	26,531	-
Payable for shareholder services fees	163,732	-
Payable to investment adviser	55,311	3,688
Payable upon return of securities loaned	-	628,513
Redemptions payable	1,052,727	-
Total Liabilities	1,338,771	632,201
NET ASSETS	$735,704,495	$17,442,349
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,895,698	$151,324
Paid-in capital in excess of par	743,882,218	14,611,048
Undistributed/accumulated earnings (deficit)	(15,073,421)	2,679,977
NET ASSETS	$735,704,495	$17,442,349
NET ASSETS BY CLASS
Investor Class	$296,195,130	N/A
Class A	N/A	$17,442,349
Service Class	$48,664,116	N/A
Class L	$168,959,399	N/A
Institutional Class	$221,885,850	N/A
CAPITAL STOCK:
Authorized
Investor Class	190,000,000	N/A
Class A	N/A	20,000,000
Service Class	80,000,000	N/A
Class L	140,000,000	N/A
Institutional Class	200,000,000	N/A
Issued and Outstanding
Investor Class	21,184,713	N/A
Class A	N/A	1,513,239
Service Class	3,396,343	N/A
Class L	14,945,157	N/A
Institutional Class	29,430,763	N/A
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower SecureFoundation® Balanced Fund	Empower SecureFoundation® Balanced ETF Fund
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.98	N/A
Class A	N/A	$11.53(d)
Service Class	$14.33	N/A
Class L	$11.31	N/A
Institutional Class	$7.54	N/A
(a) Cost of investments, affiliated	$699,723,722	$-
(b) Cost of investments, unaffiliated	$27,355,296	$15,328,912
(c) Including fair value of securities on loan	$-	$610,033
(d) The maximum offering price per share for Class A shares was $12.14 which reflects a sales charge of 5.00%
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower SecureFoundation® Balanced Fund	Empower SecureFoundation® Balanced ETF Fund
INVESTMENT INCOME:
Interest, affiliated	$690,025	$-
Income from securities lending (net of fees)	-	3,517
Dividends, affiliated	27,978,456	-
Dividends, unaffiliated	799,415	502,034
Total Income	29,467,896	505,551
EXPENSES:
Management fees	739,043	29,766
Shareholder services fees – Investor Class	1,024,787	-
Shareholder services fees – Service Class	175,749	-
Shareholder services fees – Class L	626,005	-
Audit and tax fees	-	32,658
Custodian fees	-	43,463
Directors fees	-	44,617
Distribution fees – Service Class	50,174	-
Distribution fees – Class L	446,819	-
Fund administration fees	-	88,687
Legal fees	-	7,716
Pricing fees	-	175
Registration fees	-	21,594
Shareholder report fees	-	366
Transfer agent fees	-	24,436
Other fees	-	73
Total Expenses	3,062,577	293,551
Less amount reimbursed by investment adviser	-	250,763
Less management fees waived	128,590	-
Net Expenses	2,933,987	42,788
NET INVESTMENT INCOME	26,533,909	462,763
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(9,229,542)	-
Net realized gain (loss) on investments, unaffiliated	(1,281,218)	1,082,408
Realized gain distributions received, affiliated	19,671,787	-
Net Realized Gain	9,161,027	1,082,408
Net change in unrealized appreciation on investments, affiliated	43,448,880	-
Net change in unrealized appreciation on investments, unaffiliated	10,530,956	972,308
Net Change in Unrealized Appreciation	53,979,836	972,308
Net Realized and Unrealized Gain	63,140,863	2,054,716
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$89,674,772	$2,517,479
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower SecureFoundation® Balanced Fund	2025	2024
OPERATIONS:
Net investment income	$26,533,909	$22,160,868
Net realized gain	9,161,027	17,191,170
Net change in unrealized appreciation	53,979,836	27,844,284
Net Increase in Net Assets Resulting from Operations	89,674,772	67,196,322
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(10,992,298)	(22,992,393)
Service Class	(1,709,246)	(4,241,071)
Class L	(7,510,260)	(17,289,206)
Institutional Class	(16,212,042)	(29,695,529)
From Net Investment Income and Net Realized Gains	(36,423,846)	(74,218,199)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,300,853	10,514,807
Service Class	3,724,240	5,634,939
Class L	2,016,717	2,801,814
Institutional Class	17,557,560	25,959,765
Shares issued in reinvestment of distributions
Investor Class	10,992,298	22,992,393
Service Class	1,709,246	4,241,071
Class L	7,510,260	17,289,206
Institutional Class	16,212,042	29,695,529
Shares redeemed
Investor Class	(43,142,769)	(82,803,108)
Service Class	(16,542,675)	(23,612,631)
Class L	(44,572,979)	(63,041,020)
Institutional Class	(40,402,713)	(61,071,601)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(79,637,920)	(111,398,836)
Total Decrease in Net Assets	(26,386,994)	(118,420,713)
NET ASSETS:
Beginning of year	762,091,489	880,512,202
End of year	$735,704,495	$762,091,489
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	393,135	802,156
Service Class	272,015	413,008
Class L	188,378	256,686
Institutional Class	2,342,501	3,307,395
Shares issued in reinvestment of distributions
Investor Class	783,227	1,764,706
Service Class	118,962	318,348
Class L	660,851	1,620,896
Institutional Class	2,128,285	4,023,155
Shares redeemed
Investor Class	(3,232,734)	(6,232,464)
Service Class	(1,215,593)	(1,734,273)
Class L	(4,052,383)	(5,742,279)
Institutional Class	(5,377,371)	(7,871,879)
Net Decrease	(6,990,727)	(9,074,545)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower SecureFoundation® Balanced ETF Fund	2025	2024
OPERATIONS:
Net investment income	$462,763	$484,748
Net realized gain	1,082,408	967,216
Net change in unrealized appreciation	972,308	306,073
Net Increase in Net Assets Resulting from Operations	2,517,479	1,758,037
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains	(1,470,621)	(1,519,238)
From Net Investment Income and Net Realized Gains	(1,470,621)	(1,519,238)
CAPITAL SHARE TRANSACTIONS:
Shares sold	-	-
Shares issued in reinvestment of distributions	1,470,621	1,519,238
Shares redeemed	(4,218,461)	(3,248,189)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,747,840)	(1,728,951)
Total Decrease in Net Assets	(1,700,982)	(1,490,152)
NET ASSETS:
Beginning of year	19,143,331	20,633,483
End of year	$17,442,349	$19,143,331
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	-	-
Shares issued in reinvestment of distributions	126,316	137,141
Shares redeemed	(357,225)	(281,329)
Net Decrease	(230,909)	(144,188)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2025	$12.85	0.57	1.09	1.66	(0.38)	(0.15)	(0.53)	$13.98	12.93%
12/31/2024	$12.80	0.34	0.71	1.05	(0.29)	(0.71)	(1.00)	$12.85	8.18%
12/31/2023	$11.75	0.33	1.20	1.53	(0.27)	(0.21)	(0.48)	$12.80	13.18%
12/31/2022	$14.65	0.24	(2.36)	(2.12)	(0.21)	(0.57)	(0.78)	$11.75	(14.51%)
12/31/2021	$14.39	0.32	1.27	1.59	(0.31)	(1.02)	(1.33)	$14.65	11.12%
Service Class
12/31/2025	$13.16	0.54	1.14	1.68	(0.36)	(0.15)	(0.51)	$14.33	12.79%
12/31/2024	$13.08	0.34	0.72	1.06	(0.27)	(0.71)	(0.98)	$13.16	8.09%
12/31/2023	$11.99	0.37	1.17	1.54	(0.24)	(0.21)	(0.45)	$13.08	13.04%
12/31/2022	$14.92	0.24	(2.42)	(2.18)	(0.18)	(0.57)	(0.75)	$11.99	(14.58%)
12/31/2021	$14.63	0.38	1.22	1.60	(0.29)	(1.02)	(1.31)	$14.92	11.02%
Class L
12/31/2025	$10.49	0.35	0.98	1.33	(0.36)	(0.15)	(0.51)	$11.31	12.67%
12/31/2024	$10.62	0.26	0.59	0.85	(0.27)	(0.71)	(0.98)	$10.49	7.89%
12/31/2023	$9.83	0.25	0.99	1.24	(0.24)	(0.21)	(0.45)	$10.62	12.89%
12/31/2022	$12.40	0.18	(2.00)	(1.82)	(0.18)	(0.57)	(0.75)	$9.83	(14.71%)
12/31/2021	$12.37	0.22	1.09	1.31	(0.26)	(1.02)	(1.28)	$12.40	10.70%
Institutional Class
12/31/2025	$7.17	0.23	0.73	0.96	(0.44)	(0.15)	(0.59)	$7.54	13.31%
12/31/2024	$7.57	0.25	0.40	0.65	(0.34)	(0.71)	(1.05)	$7.17	8.64%
12/31/2023	$7.17	0.24	0.71	0.95	(0.34)	(0.21)	(0.55)	$7.57	13.55%
12/31/2022	$9.35	0.21	(1.54)	(1.33)	(0.28)	(0.57)	(0.85)	$7.17	(14.22%)
12/31/2021	$9.66	0.23	0.86	1.09	(0.38)	(1.02)	(1.40)	$9.35	11.45%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2025	$296,195	0.45%	0.43%	4.24%	14%
12/31/2024	$298,721	0.45%	0.43%	2.59%	10%
12/31/2023	$344,455	0.45%	0.43%	2.68%	15%
12/31/2022	$336,832	0.45%	0.43%	1.88%	20%
12/31/2021	$505,377	0.45%	0.43%	2.14%	20%
Service Class
12/31/2025	$48,664	0.55%	0.53%	3.92%	14%
12/31/2024	$55,536	0.55%	0.53%	2.48%	10%
12/31/2023	$68,318	0.55%	0.53%	2.94%	15%
12/31/2022	$72,194	0.55%	0.53%	1.85%	20%
12/31/2021	$95,472	0.55%	0.53%	2.46%	20%
Class L
12/31/2025	$168,959	0.70%	0.68%	3.14%	14%
12/31/2024	$190,355	0.70%	0.68%	2.35%	10%
12/31/2023	$233,888	0.70%	0.68%	2.45%	15%
12/31/2022	$261,370	0.70%	0.68%	1.70%	20%
12/31/2021	$353,678	0.70%	0.68%	1.73%	20%
Institutional Class
12/31/2025	$221,886	0.10%	0.08%	3.00%	14%
12/31/2024	$217,480	0.10%	0.08%	3.15%	10%
12/31/2023	$233,851	0.10%	0.08%	3.17%	15%
12/31/2022	$209,452	0.10%	0.08%	2.58%	20%
12/31/2021	$156,549	0.10%	0.08%	2.31%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED ETF FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Class A
12/31/2025	$10.98	0.29	1.31	1.60	(0.34)	(0.71)	(1.05)	$11.53	14.50%
12/31/2024	$10.93	0.28	0.70	0.98	(0.30)	(0.63)	(0.93)	$10.98	8.99%
12/31/2023	$10.13	0.25	1.15	1.40	(0.27)	(0.33)	(0.60)	$10.93	13.81%
12/31/2022	$12.92	0.22	(2.14)	(1.92)	(0.25)	(0.62)	(0.87)	$10.13	(14.88%)
12/31/2021	$13.22	0.23	1.13	1.36	(0.23)	(1.43)	(1.66)	$12.92	10.24%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate
Supplemental Data and Ratios
Class A
12/31/2025	$17,442	1.58%	0.23%	2.49%	11%
12/31/2024	$19,143	1.37%	0.23%	2.40%	9%
12/31/2023	$20,633	1.14%	0.23%	2.34%	6%
12/31/2022	$20,478	0.88%	0.23%	1.93%	18%
12/31/2021	$26,512	0.73%	0.25%	1.66%	17%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act.  The Empower SecureFoundation® Balanced Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.
The Empower SecureFoundation® Balanced ETF Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.  The minimum initial investment in the Fund is $10,000. The Fund is closed to new investors and new contributions by existing shareholders. Shareholders of the Fund may continue to reinvest dividends and capital gains arising from the Fund, but no other forms of contributions will be allowed. The Fund reserves the right to modify or limit the above exceptions or re-open the Fund at any time without prior notice.
Investment Objectives
Empower SecureFoundation® Balanced Fund - seeks long-term capital appreciation and income
Empower SecureFoundation® Balanced ETF Fund - seeks long-term capital appreciation and income
The Empower SecureFoundation® Balanced Fund offers four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of the Empower SecureFoundation® Balanced Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. The Empower SecureFoundation® Balanced ETF Fund offers Class A shares. An initial sales charge of 5% is imposed on purchases of the Fund's shares and is deducted prior to the investment in the Fund.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a guaranteed lifetime withdrawal benefit or contingent deferred annuity (the "Guarantee") issued by Empower Annuity Insurance Company of America ("Empower of America") or Empower Life & Annuity Insurance Company of New York ("Empower of New York"). The Guarantee includes a fee in addition to the fees and expenses of the Funds. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee.  Empower of America and Empower of New York, as applicable, do not issue the Guarantee to either the Funds' investment adviser, Empower Capital Management LLC ("ECM") or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Annual Report - December 31, 2025

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of ECM to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The Empower SecureFoundation® Balanced ETF Fund generally values its Exchange Traded Funds ("ETF"s) based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower of America.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund's investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, each Fund's investments in the underlying ETFs, underlying mutal funds and Government Money Market Mutual Funds are valued using Level 1 inputs. Investments in the Empower of America Contract are valued using Level 2 inputs. More information regarding the sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Annual Report - December 31, 2025

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at NAV and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:
Empower SecureFoundation® Balanced Fund
	2025	2024
Ordinary income	$26,477,023	$21,966,598
Long-term capital gain	9,946,823	52,251,601
	$36,423,846	$74,218,199
Empower SecureFoundation® Balanced ETF Fund
	2025	2024
Ordinary income	$462,761	$484,748
Long-term capital gain	1,007,860	1,034,490
	$1,470,621	$1,519,238
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Empower SecureFoundation® Balanced Fund
Undistributed net investment income	$251,155
Undistributed long-term capital gains	18,624,282
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(33,948,858)
Tax composition of capital	$(15,073,421)

Annual Report - December 31, 2025

Empower SecureFoundation® Balanced ETF Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	300,938
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	2,379,039
Tax composition of capital	$2,679,977
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower SecureFoundation® Balanced Fund	$769,912,866	$35,653,624	$(69,602,482)	$(33,948,858)
Empower SecureFoundation® Balanced ETF Fund	15,694,773	2,919,764	(540,725)	2,379,039
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Fund's financial statements.
Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Funds’ adoption of ASU 2023-09 did not have a material impact on the financial statements.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, the Adviser receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.
Fund Name	Annual Advisory Rate
Empower SecureFoundation® Balanced Fund	0.10%
Empower SecureFoundation® Balanced ETF	0.16%
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,699,000 for the fiscal year ended December 31, 2025.
Empower SecureFoundation® Balanced Fund
The management fee encompasses fund operation expenses except for shareholder service fees and distribution fees. ECM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2025

Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder service agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class, and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Fund has entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares.
Empower SecureFoundation® Balanced ETF Fund
Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting service fees for the Fund are disclosed as Fund administration fees on the Statement of Operations.
ECM contractually agreed to reimburse the Fund for the amount by which any ordinary operating expenses incurred by the Fund, excluding management fees payable to ECM and certain extraordinary expenses, exceeds an annual rate of 0.07% of the Fund’s average daily net assets for Class A shares (the “Expense Limit”). The agreement’s current term ends on April 30, 2026 and automatically renews for one-year unless terminated within 90 days of the end of the current term. The amount reimbursed, if any, is reflected in the Statement of Operations.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2025, the amounts subject to recoupment were as follows:
Empower Securefoundation® Balanced ETF Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$185,873	$229,716	$250,763	$0
Transactions with Affiliates
The Empower SecureFoundation® Balanced Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following table is a summary of the transactions for each underlying investment during the year ended December 31, 2025, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.

Annual Report - December 31, 2025

Empower SecureFoundation® Balanced Fund
Affiliate	Shares Held/ Account Balance 12/31/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Realized Gain Distributions Received	Value 12/31/2025
BOND MUTUAL FUNDS 34.85%
Empower Bond Index Fund Institutional Class	30,967,346	$267,290,360	$37,099,669	$64,642,020	$(11,264,522)	$16,661,618	$11,977,682	$-	$256,409,621
					(11,264,522)	16,661,618	11,977,682	0	256,409,621
EQUITY MUTUAL FUNDS 55.51%
Empower International Index Fund Institutional Class	7,930,214	106,025,152	6,020,816	21,730,927	11,319,174	12,698,437	3,094,239	1,339,086	103,013,475
Empower S&P 500® Index Fund Institutional Class	14,568,460	159,071,599	14,223,660	40,020,282	168,854	20,859,325	3,838,191	658,986	154,134,302
Empower S&P Mid Cap 400® Index Fund Institutional Class	11,670,431	89,331,234	23,149,297	21,331,289	(3,123,042)	(5,955,100)	4,528,550	10,853,938	85,194,144
Empower S&P Small Cap 600® Index Fund Institutional Class	11,557,230	69,596,642	19,791,281	22,580,753	(6,330,006)	(815,390)	4,539,794	6,819,777	65,991,781
					2,034,980	26,787,272	16,000,774	19,671,787	408,333,702
FIXED INTEREST CONTRACT 4.99%
Empower of America Contract	36,704,737	38,109,353	4,888,509	6,983,150	-	-	690,025	-	36,704,737
					0	0	690,025	0	36,704,737
				Total	$(9,229,542)	$43,448,890	$28,668,481	$19,671,787	$701,448,060
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower SecureFoundation® Balanced Fund	$107,050,917	$179,176,065
Empower SecureFoundation® Balanced ETF Fund	2,005,366	5,778,134
For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Empower SecureFoundation® Balanced ETF Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and any necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2025, the Fund had securities on loan valued at $610,033 and received collateral as reported on the Statement of Assets and Liabilities of $628,513 for such loan which was invested in Government Money Market Mutual Funds.

Annual Report - December 31, 2025

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned.  At December 31, 2025, the class of the securities loaned consisted entirely of exchange traded funds. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Empower SecureFoundation® Balanced Fund and Empower SecureFoundation® Balanced ETF Fund (the “Funds”), two of the funds comprising Empower Funds, Inc., as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2026
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower SecureFoundation® Balanced Fund	$395,975	$3,792,238
Empower SecureFoundation® Balanced ETF Fund	74	801
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2025, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower SecureFoundation® Balanced Fund	31%
Empower SecureFoundation® Balanced ETF Fund	10%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2026